SCHEDULE OF REVENUE FROM EXTERNAL CUSTOMERS AND LONG-LIVED ASSETS, BY GEOGRAPHICAL AREAS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 217,992	$ 218,423	$ 665,345	$ 620,971
Long-Lived Assets	466,732		466,732		$ 437,743
MENA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	215,557	215,762	657,890	612,560
Long-Lived Assets	458,447		458,447		429,283
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	2,435	$ 2,661	7,455	$ 8,411
Long-Lived Assets	8,285		8,285		8,460
Domestic British Virgin Islands [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets